Basis of Preparation	6 Months Ended
Jun. 30, 2013
Basis of Preparation [Abstract]
Basis of Preparation

2. Basis of Preparation

The unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. In the opinion of management, all adjustments consisting of normal recurring entries considered necessary for a fair presentation have been included. They are not, however, necessarily indicative of the results of consolidated operations for a full-year.

For further information, refer to the consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.